Class A Common Stock Subject to Possible Redemption (Details) - Common Class A [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Common stock, shares authorized	500,000,000	500,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares outstanding	34,500,000